Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 7,565,369	$ 5,018,839
Less: allowance for doubtful accounts	(79,763)	(78,927)
Accounts receivable, net	$ 7,485,606	$ 4,939,912